                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

December 26, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Quest for Value Funds (the "Registrant")
           Reg. No. 033-15489; File No. 811-5225

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 22, 2006.

                                             Sincerely,

                                             /s/ Kathleen T. Ives

                                             ------------------------------------
                                             Kathleen T. Ives
                                             Vice President & Senior Counsel
                                             303-768-2486
                                             kives@oppenheimerfunds.com

cc:  Mayer, Brown Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann